Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Schedule of Property and Equipment, Net [Abstract]
Computer and office equipment	$ 14,389	¥ 99,255	¥ 99,255
Less: accumulated depreciation	(14,389)	(99,255)	(99,255)
Total